Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Common Stock
Payments of stock issuance costs	$ 3,144,479	$ 2,263,804